Certain Relationships and Related Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended										1 Months Ended			12 Months Ended																				12 Months Ended											1 Months Ended	20 Months Ended			12 Months Ended
	Apr. 27, 2013 Corporate Office Location	Apr. 28, 2012 Corporate Office	Apr. 30, 2011 Corporate Office	Apr. 27, 2013 Stores	Apr. 28, 2012 Stores	Apr. 30, 2011 Stores	Apr. 27, 2013 Office And Warehouse Facilities	Apr. 28, 2012 Office And Warehouse Facilities	Apr. 30, 2011 Office And Warehouse Facilities	Apr. 27, 2013 Senior Notes [Member]	Jun. 13, 2012 Junior Subordinated Note	Apr. 27, 2013 Junior Subordinated Note	Aug. 18, 2011 Private Placement Series J Preferred Stock	Apr. 27, 2013 MBS	Apr. 28, 2012 MBS	Apr. 30, 2011 MBS	Apr. 27, 2013 MBS B&N.com	Apr. 28, 2012 MBS B&N.com	Apr. 30, 2011 MBS B&N.com	Apr. 27, 2013 MBS B&N College	Apr. 28, 2012 MBS B&N College	Apr. 30, 2011 MBS B&N College	Apr. 27, 2013 TXTB Barnes And Noble Bookquest Limited Liability Company	Apr. 28, 2012 TXTB Barnes And Noble Bookquest Limited Liability Company	Apr. 30, 2011 TXTB Barnes And Noble Bookquest Limited Liability Company	Apr. 27, 2013 TXTB B&N.com	Apr. 28, 2012 TXTB B&N.com	Apr. 30, 2011 TXTB B&N.com	Apr. 27, 2013 LR Enterprises	Apr. 28, 2012 LR Enterprises	Apr. 30, 2011 LR Enterprises	Apr. 30, 2011 GameStop	Apr. 27, 2013 GameStop	Apr. 27, 2013 Argix	Apr. 28, 2012 Argix	Apr. 30, 2011 Argix	Apr. 27, 2013 Argix B&N College	Apr. 28, 2012 Argix B&N College	Apr. 30, 2011 Argix B&N College	Apr. 28, 2012 Source Interlink	Apr. 30, 2011 Source Interlink	Apr. 27, 2013 Leisure Arts	Apr. 28, 2012 Leisure Arts	Apr. 27, 2013 BuySeasons	Jul. 19, 2011 Commerce Hub Y	Apr. 27, 2013 Commerce Hub	Apr. 27, 2013 AI2, Inc.	Apr. 27, 2013 LIA	Apr. 27, 2013 Starz Entertainment LLC	Apr. 27, 2013 Sirius XM Radio, Inc.
Transactions with Third Party [Line Items]
Debt, principal amount										$ 100,000		$ 150,000
Interest rate										8.00%		10.00%
Settlement waive amount											22,750
Contract term on supply agreement																				10 years
Commissions received																				8,106	10,941	13,031
Sales of books														772	13,339	506				503	364	427
Purchases of books and others														93,514	101,980	102,573																										45	59	33			0		17	0
Commission earned																	3,441	4,661	5,474													356
Payment for commissions														0			104	160	184				302	559	775	78	148	0																				5
Commission outstanding														24,860	24,025
Outstanding amounts payable																							3	6	8	1	1	4
Aircraft time-sharing and operating costs																													159	1,015	932
Number of location leased	2
Annual rent	5,098	4,843	4,868				707	759	763
Payment for rent				862	862	862	275	376	246
Ownership interest by related parties							50.00%																											20.00%
License fee as a percentage of gross sales																																	7.00%
Proceeds from license fee																																989
Reimbursement revenue																																51
Freight and transportation costs																																		54,768	49,437	53,909	1,069	1,294	1,477
Freight and transportation costs sharing percentage																																		74.00%	73.00%	72.00%
Freight and transportation costs, annual credit																																		3,000
Revenue from leased space and other operating costs																																			1,514	2,719
Payment for music and video database equipment and services																																								185	1,932
Preferred stock issued, shares													204,000
Preferred stock, par value per share													$ 0.001
Aggregate purchase price of Preferred Stock													204,000
Contract renewal term																																													1
Fees paid for services to help facilitate and integrate sales with drop-ship vendors																																														$ 22